UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    BHR Capital LLC
Address: 545 Madison Avenue
         10th Floor
         New York, NY  10022

13F File Number:  028-14334

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Michael N. Thompson
Title:     Managing Partner
Phone:     (212) 378-0830

Signature, Place, and Date of Signing:

 /s/  Michael N. Thompson     New York, NY     May 15, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    31

Form 13F Information Table Value Total:    $817,420 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BARCLAYS BK PLC                IPTH S&P VIX NEW 06740C261    13424   800000 SH  PUT  SOLE                   800000        0        0
BARNES & NOBLE INC             COM              067774109     2650   200000 SH  PUT  SOLE                   200000        0        0
BARRICK GOLD CORP              COM              067901108    24184   556200 SH       SOLE                   556200        0        0
BLUEGREEN CORP                 COM              096231105     4597  1066482 SH       SOLE                  1066482        0        0
CENTRAL PAC FINL CORP          COM NEW          154760409    18130  1400000 SH       SOLE                  1400000        0        0
COMMUNITY HEALTH SYS INC NEW   COM              203668108    33916  1525000 SH       SOLE                  1525000        0        0
EXPRESS SCRIPTS INC            COM              302182100    39551   730000 SH       SOLE                   730000        0        0
EXPRESS SCRIPTS INC            COM              302182100    10836   200000 SH  CALL SOLE                   200000        0        0
FREEPORT-MCMORAN COPPER & GO   COM              35671D857    17118   450000 SH       SOLE                   450000        0        0
GOLAR LNG LTD BERMUDA          SHS              G9456A100    15601   410000 SH       SOLE                   410000        0        0
HALLIBURTON CO                 COM              406216101    13276   400000 SH       SOLE                   400000        0        0
HCA HOLDINGS INC               COM              40412C101    33399  1350000 SH       SOLE                  1350000        0        0
HOME INNS & HOTELS MGMT INC    SPON ADR         43713W107    25510  1000000 SH       SOLE                  1000000        0        0
HOME INNS & HOTELS MGMT INC    NOTE 2.000%12/1  43713WAB3     1530  2000000 PRN      SOLE                  2000000        0        0
HOMESTREET INC                 COM              43785V102     9431   339250 SH       SOLE                   339250        0        0
KINROSS GOLD CORP              COM NO PAR       496902404    14685  1500000 SH       SOLE                  1500000        0        0
KKR FINANCIAL HLDGS LLC        COM              48248A306    36641  3978391 SH       SOLE                  3978391        0        0
LYONDELLBASELL INDUSTRIES N    SHS - A -        N53745100    30119   690000 SH       SOLE                   690000        0        0
MBIA INC                       COM              55262C100    17150  1750000 SH       SOLE                  1750000        0        0
MCDONALDS CORP                 COM              580135101    22073   225000 SH  CALL SOLE                   225000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    14060   200000 SH       SOLE                   200000        0        0
MPG OFFICE TR INC              COM              553274101     2215   946408 SH       SOLE                   946408        0        0
OVERSEAS SHIPHOLDING GROUP I   COM              690368105     7178   568338 SH       SOLE                   568338        0        0
ROWAN COS INC                  COM              779382100    36222  1099974 SH       SOLE                  1099974        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF T    780097713     1425    75000 SH       SOLE                    75000        0        0
ROYAL BK SCOTLAND GROUP PLC    SP ADR PREF S    780097739      418    25000 SH       SOLE                    25000        0        0
ROYAL BK SCOTLAND GROUP PLC    ADR PREF SER N   780097770     1616   100000 SH       SOLE                   100000        0        0
SEAGATE TECHNOLOGY PLC         SHS              G7945M107    20216   750000 SH  CALL SOLE                   750000        0        0
SIX FLAGS ENTMT CORP NEW       COM              83001A102   215674  4611373 SH       SOLE                  4611373        0        0
WESTERN DIGITAL CORP           COM              958102105    66224  1600000 SH  CALL SOLE                  1600000        0        0
WESTERN DIGITAL CORP           COM              958102105    68351  1651400 SH       SOLE                  1651400        0        0